Allowance For Loan Losses (Schedule Of Allowance For Credit Losses And Recorded Investment In Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance					$ 379.3	[1]		$ 407.8	$ 379.3	[1]	$ 407.8
Provision for credit losses - continuing operations	14.4		16.4	14.6	19.5		8.9	42.5	64.9		51.4		269.7
Other									(7.4)	[2]	(5.8)
Gross charge-offs									(138.6)	[3]	(141.7)	[2]
Recoveries									57.9		67.6	[3]
Allowance balance - end of period	356.1								356.1		379.3	[1]	407.8
Allowance balance: Loans individually evaluated for impairment	30.4								30.4		43.5
Allowance balance: Loans collectively evaluated for impairment	324.7								324.7		334.3
Allowance balance: Loans acquired with deteriorated credit quality	1.0	[1]							1.0	[1]	1.5
Other reserves	27.8	[2]							27.8	[2]	23.2
Finance receivables: Loans individually evaluated for impairment	237.2								237.2		393.4
Finance receivables: Loans collectively evaluated for impairment	18,337.9								18,337.9		16,653.0
Finance receivables: Loans acquired with deteriorated credit quality	54.1	[1]							54.1	[1]	106.7
Ending balance	18,629.2								18,629.2		17,153.1	[1]
Percent of loans total loans	100.00%								100.00%		100.00%
Gross charge-offs charged directly into specific allowance for loan losses									18		38
Transportation And International Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance					44.3	[1]		36.3	44.3	[1]	36.3
Provision for credit losses - continuing operations									18.7		14.5		20.5
Other									0.6	[2]	0.5
Gross charge-offs									(26.0)	[3]	(15.7)	[2]
Recoveries									9.1		8.7	[3]
Allowance balance - end of period	46.7								46.7		44.3	[1]	36.3
Allowance balance: Loans individually evaluated for impairment	0.6								0.6		8.9
Allowance balance: Loans collectively evaluated for impairment	46.1								46.1		35.4
Other reserves	0.2	[2]							0.2	[2]
Finance receivables: Loans individually evaluated for impairment	21.2								21.2		34.5
Finance receivables: Loans collectively evaluated for impairment	3,473.1								3,473.1		2,521.6
Finance receivables: Loans acquired with deteriorated credit quality	0.1	[1]							0.1	[1]	0.4
Ending balance	3,494.4								3,494.4		2,556.5	[1]
Percent of loans total loans	18.70%								18.70%		14.90%
Gross charge-offs charged directly into specific allowance for loan losses											8
North American Commercial Finance [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance					293.7	[1]		309.8	293.7	[1]	309.8
Provision for credit losses - continuing operations									35.5		44.0		228.4
Other									(6.9)	[2]	(7.6)
Gross charge-offs									(58.3)	[3]	(98.9)	[2]
Recoveries									39.8		46.4	[3]
Allowance balance - end of period	303.8								303.8		293.7	[1]	309.8
Allowance balance: Loans individually evaluated for impairment	29.8								29.8		33.6
Allowance balance: Loans collectively evaluated for impairment	273.0								273.0		259.3
Allowance balance: Loans acquired with deteriorated credit quality	1.0	[1]							1.0	[1]	0.8
Other reserves	27.6	[2]							27.6	[2]	23.0
Finance receivables: Loans individually evaluated for impairment	205.8								205.8		315.6
Finance receivables: Loans collectively evaluated for impairment	14,435.1								14,435.1		12,684.5
Finance receivables: Loans acquired with deteriorated credit quality	52.2	[1]							52.2	[1]	84.3
Ending balance	14,693.1								14,693.1		13,084.4	[1]
Percent of loans total loans	78.90%								78.90%		76.30%
Gross charge-offs charged directly into specific allowance for loan losses									16		24
Non-Strategic Portfolios [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance					41.3	[1]		61.7	41.3	[1]	61.7
Provision for credit losses - continuing operations									10.8		(7.3)		20.8
Other									(1.2)	[2]	1.5
Gross charge-offs									(54.3)	[3]	(27.1)	[2]
Recoveries									9.0		12.5	[3]
Allowance balance - end of period	5.6								5.6		41.3	[1]	61.7
Allowance balance: Loans individually evaluated for impairment											1.0
Allowance balance: Loans collectively evaluated for impairment	5.6								5.6		39.6
Allowance balance: Loans acquired with deteriorated credit quality	0	[1]							0	[1]	0.7
Other reserves											0.1
Finance receivables: Loans individually evaluated for impairment	10.2								10.2		43.3
Finance receivables: Loans collectively evaluated for impairment	429.7								429.7		1,446.9
Finance receivables: Loans acquired with deteriorated credit quality	1.8	[1]							1.8	[1]	22.0
Ending balance	441.7								441.7		1,512.2	[1]
Percent of loans total loans	2.40%								2.40%		8.80%
Gross charge-offs charged directly into specific allowance for loan losses									2		6
Corporate And Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for credit losses - continuing operations									(0.1)		0.2
Other									0.1	[2]	(0.2)
Other reserves											$ 0.1

[1]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[2]	“Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit and for deferred purchase agreements, all of which is recorded in Other Liabilities. “Other” also includes changes relating to sales and foreign currency translations.
[3]	Gross charge-offs included $18 million and $38 million charged directly to the Allowance for loan losses for the years ended December 31, 2013 and 2012, respectively. In 2013, $16 million related to NACF and $2 million related to NSP. In 2012, $24 million related to NACF, $8 million to TIF and $6 million to NSP.